Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent		5.03%	1.95%	1.62%
C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent		7.64%	2.01%	1.43%
Without Sales Load [Member] | C000202326
Average Annual Return [Line Items]
Average Annual Return, Percent		9.69%	3.04%	2.29%
Without Sales Load [Member] | C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent		9.40%	2.79%	2.03%
Without Sales Load [Member] | C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent		8.64%	2.01%	1.43%
Without Sales Load [Member] | C000202327
Average Annual Return [Line Items]
Average Annual Return, Percent		9.66%	3.10%	2.36%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		3.00%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.43%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.06%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		3.00%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.43%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.06%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		3.00%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.43%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.06%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		3.00%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.43%)
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.06%)
BlackRock Global Long/Short Credit Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.56%
BlackRock Global Long/Short Credit Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.56%
BlackRock Global Long/Short Credit Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.56%
BlackRock Global Long/Short Credit Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.56%